Share-based Payment - Summary of Stock Option Plan (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance			$ 155.05	$ 155.05
Weighted average exercise price, Options outstanding, Ending balance	$ 155.05	$ 155.05	155.05		$ 155.05
Options outstanding, Beginning balance		157,142
Granted	0
Options outstanding , Ending balance	157,142	157,142		157,142
Options exercisable	21,429	21,429
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance		$ 37.41	65.91	$ 65.91	65.76
Weighted average exercise price, Granted		1.60	29.97	25.41	56.91
Weighted average exercise price, Exercised					51.88
Weighted average exercise price, Forfeited/Cancelled		16.00	37.82	37.41	127.32
Weighted average exercise price, Expired		50.71	90.20	89.90
Weighted average exercise price, Options outstanding, Ending balance	$ 18.55	18.55	45.10	37.41	65.91
Weighted average exercise price, Options exercisable	$ 39.25	$ 39.25	$ 56.59	$ 56.68	$ 67.23
Options outstanding, Beginning balance		306,321	121,208	121,208	229,784
Granted		229,715	220,125	286,554	57,839
Exercised					(142,193)
Forfeited/Cancelled		(65,361)	(86,815)	(94,298)	(24,222)
Expired		(47,033)	(7,143)	(7,143)
Options outstanding , Ending balance	423,642	423,642	247,375	306,321	121,208
Options exercisable	131,119	131,119	98,387	102,883	61,526